Mercedes-Benz
Auto Receivables
T
rust 2026-1
Investor Report
Collection Period Ended
31-May-2026
Dates
Collection Period No.
1

Amounts in USD
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Class A-1, A-2B Notes (from... to)
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
1-Apr-2026
11-Jun-2026
12-Jun-2026
15-Jun-2026
20-May-2026
20-May-2026
31-May-2026
15-Jun-2026
15-Jun-2026
Actual/360 Days
26
30/360 Days
25
Summary
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
358,000,000.00
265,000,000.00
189,000,000.00
454,000,000.00
89,870,000.00
1,355,870,000.00
Beginning
Balance
358,000,000.00
265,000,000.00
189,000,000.00
454,000,000.00
89,870,000.00
1,355,870,000.00
Ending
Balance
253,844,820.41
265,000,000.00
189,000,000.00
454,000,000.00
89,870,000.00
1,251,714,820.41
Principal
Payment
104,155,179.59
0.00
0.00
0.00
0.00
104,155,179.59
Principal per $1000
Face Amount
290.936256
0.000000
0.000000
0.000000
0.000000
Note
Factor
0.709064
1.000000
1.000000
1.000000
1.000000
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralization Amount
Pool Balance
Initial
Overcollateralization
Amount
T
arget
Overcollateralization
Amount
Current Overcollateralization Amount
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal
34,768,069.23
1,390,638,069.23
78,330,626.08
1,468,968,695.31
Amount
34,768,069.23
34,765,951.73
34,765,951.73
Interest Rate
0.000000%
4.130000%
3.985130%
4.360000%
4.470000%
34,768,069.23
1,390,638,069.23
78,330,626.08
1,468,968,695.31
Percentage
2.50%
2.50%
2.50%
Interest Payment
0.00
760,034.72
543,970.25
1,374,611.11
278,971.46
$2,957,587.54
34,765,951.73
1,286,480,772.14
72,073,008.82
1,358,553,780.96
Interest per
$1000 Face
Amount
0.000000
2.868056
2.878149
3.027778
3.104167
Interest & Principal
Payment
104,155,179.59
760,034.72
543,970.25
1,374,611.11
278,971.46
$107,1
12,767.13
Interest & Principal Payment
per $1000 Face Amount
290.936256
2.868056
2.878149
3.027778
3.104167

Mercedes-Benz
Auto Receivables
T
rust 2026-1
Investor Report
Collection Period Ended
31-May-2026
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
108,121,108.88
14,925,608.23
1,435,605.00
0.00
Distributions
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2)
T
otal Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)

Amounts in USD
2,448,281.16
0.00
0.00
Purchase Amounts
Advances made by the Servicer
Investment Earnings
A
vailable Collections
Reserve Fund Draw Amount
A
vailable Funds
0.00
0.00
125,078.53
124,607,400.64
0.00
124,607,400.64
(3) Interest Distributable Amount Class
A Notes
(4) Priority Principal Distributable Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
2,957,587.54
0.00
0.00
104,155,179.59
0.00
0.00
15,046,352.35
124,607,400.64
Distribution Detail
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount Class A
Notes
Priority Principal Distributable Amount
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount
Due
2,448,281.16
0.00
2,957,587.54
0.00
760,034.72
543,970.25
1,374,611.11
278,971.46
0.00
0.00
0.00
0.00
0.00
0.00
2,957,587.54
0.00
104,155,179.59
104,155,179.59
Paid
2,448,281.16
0.00
2,957,587.54
0.00
760,034.72
543,970.25
1,374,611.11
278,971.46
0.00
0.00
0.00
0.00
0.00
0.00
2,957,587.54
0.00
104,155,179.59
104,155,179.59
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Mercedes-Benz
Auto Receivables
T
rust 2026-1
Investor Report
Collection Period Ended
31-May-2026

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collection Account
Investment Earnings for the Collection Period
3,476,595.17
3,476,595.17
0.00
3,710.17
3,710.17
0.00
3,476,595.17
0.00
3,710.17
121,368.36
125,078.53
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $354M (24.1%), Class A-2A Notes $265M (18.0%), Class A-2B Notes $189M (12.9%), Class A-3 Notes $454M (30.9%), Class A-4 Notes $90M (6.1%), Certificates
$119M (8.1%),
T
otal $1,471M (100.0%*). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $73,535,575 according to Regulation RR.
*Percentages don’t add up due to roundin
g
.

Mercedes-Benz
Auto Receivables
T
rust 2026-1
Investor Report
Collection Period Ended
31-May-2026
Pool Statistics

Amounts in USD
Pool Data
Cutoff Date Pool Balance
Pool Balance beginning of Collection Period
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Pool Factor
W
eighted
A
verage APR
W
eighted
A
verage Number of Remaining Payments
W
eighted
A
verage Seasoning (months)
Amount
1,468,968,695.31
1,468,968,695.31
62,170,472.38
45,950,636.50
0.00
2,293,805.47
1,358,553,780.96
92.48%
As of Cutoff Date
6.37%
49.61
12.75
Number of Receivables
31,650
31,650
30,572
Current
6.36%
47.46
14.99

Mercedes-Benz
Auto Receivables
T
rust 2026-1
Investor Report
Collection Period Ended
31-May-2026
Delinquency Profile

Amounts in USD
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
1,356,207,169.86
2,074,239.51
272,371.59
0.00
1,358,553,780.96
Number of Receivables
30,529
36
7
0
30,572
Percentage
99.83%
0.15%
0.02%
- %
100.00%
Delinquency
T
rigger
60+ Delinquency Loans to EOP Aggregate Securitization
V
alue
Delinquency Trigger occurred
4.910%
0.020%
No
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
Loss Statistics
Current
Cumulative
Losses
(1)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Loss / (Gain)
Amount
2,293,805.47
1,431,764.83
-
862,040.64
Number of Receivables
50
Amount
2,293,805.47
1,431,764.83
-
862,040.64
Number of Receivables
50
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
A
verage Net Loss / (Gain)
0.366%
NA
NA
NA
0.366%
0.059%
17,240.81
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.